Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fintech SGR [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 758,325
Subsidiaries [member] | Macro securities SA [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	1,396,568	$ 1,079,213
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	716,466	1,505,410
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 6,115,273	$ 7,054,028